Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through November XX, 2023. No other matters were identified affecting the accompanying financial statements or related disclosures.